Deposits, Prepayments and Deferred Expenses	6 Months Ended
Jun. 30, 2024
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses
15.
DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of June 30, 2024	As of December 31, 2023
(In thousands)
Other prepayments	$1,569	$1,073
Prepaid taxes	313	312
Value-Added Tax recoverable	351	466
Deposits	—	7
Payment in advance to suppliers	250	250
	$2,483	$2,108